Net income / (expenses) on reinsurance held - Summary of net income / (expenses) on reinsurance held (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Net income / (expenses) on reinsurance held	€ 182	€ 275	[1]
Insurance contracts issued [member]
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Net income / (expenses) on reinsurance held	182	275
Insurance contracts issued [member] | Contracts not measured under the PAA [member]
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Assumption changes that relate to (a reversal of) underlying onerous contracts	31	38
Experience adjustments that relate to (a reversal of) underlying onerous contracts	516	562
Release of the contractual service margin for services received	(26)	63
Release of risk adjustment for non-financial risk	(118)	(134)
Experience adjustments on current service	(217)	(280)
Changes in fulfilment cash flows relating to incurred claims	(2)	(12)
Loss on retrospective reinsurance (reinsurance purchased relating to incurred claims)	(17)	0
New contracts issued/acquired: loss on initial recognition of underlying contracts	12	31
Establishing of loss recovery component from onerous underlying contracts	7	8
Reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held	(3)	(2)
Net income / (expenses) on reinsurance held	181	274
Insurance contracts issued [member] | Contracts measured under the PAA [member]
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Net income / (expenses) on reinsurance held	€ 1	€ 1

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.